Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
REVENUE	$ 2,468	$ 2,194	$ 1,582
OPERATING EXPENSES
Salaries and benefits	1,393	1,222	947
Goods and services purchased	468	432	244
Share-based compensation	25	75	29
Acquisition, integration and other	40	23	59
Depreciation	124	115	99
Amortization of intangible assets	134	142	83
Total	2,184	2,009	1,461
OPERATING INCOME	284	185	121
OTHER (INCOME) EXPENSES
Changes in business combination-related provisions	0	0	(74)
Interest expense	41	44	46
Foreign exchange gain	(7)	(1)	(2)
INCOME BEFORE INCOME TAXES	250	142	151
Income tax expense	67	64	48
NET INCOME	183	78	103
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	43	40	(50)
Exchange differences arising from translation of foreign operations	(89)	(95)	124
Total items that may subsequently be reclassified to income	(46)	(55)	74
Item that will not be subsequently reclassified to income
Employee defined benefit plan re-measurements	3	0	0
Total items never subsequently reclassified to income	(43)	(55)	74
COMPREHENSIVE INCOME	$ 140	$ 23	$ 177
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 0.69	$ 0.30	$ 0.46
Diluted earnings per share (in dollars per share)	$ 0.68	$ 0.29	$ 0.46
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	266	264	224
Diluted (in shares)	270	267	226